Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tax reconciliation
Statutory tax rate (as a percent)	30.21%	30.21%	30.18%
Expected corporate income tax expense	€ 584,983	€ 555,898	€ 825,810
Tax free income	(51,231)	(65,889)	(50,747)
Income from equity method investees	(28,510)	(23,683)	(18,185)
Tax rate differentials	(71,755)	(58,386)	(106,258)
Non-deductible expenses	106,437	44,283	60,721
Taxes for prior years	(2,748)	(5,454)	(91,138)
Noncontrolling partnership interests	(70,300)	(60,724)	(61,936)
Tax on divestitures			(74,560)
Tax rate changes	4,221	2,743	(219)
Change in realizability of deferred tax assets and tax credits	12,627	8,519	3,211
Withholding taxes	4,858	13,083	4,564
Other	11,976	(8,776)	19,816
Total tax expense (income)	€ 500,558	€ 401,614	€ 511,079
Effective tax rate (as a percent)	25.90%	21.80%	18.70%
Latin America Segment
Tax reconciliation
Non-deductible expenses	€ 58,749